Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nationwide Variable Insurance Trust
Entity Central Index Key	0000353905
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000059814
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 444,212,627
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	36.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$444,212,627
Number of Portfolio Holdings	76
Portfolio Turnover Rate	36.49%

C000059815
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$54	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 444,212,627
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	36.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$444,212,627
Number of Portfolio Holdings	76
Portfolio Turnover Rate	36.49%

C000033348
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 6,444,491,419
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	6.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,444,491,419
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.78%

C000033350
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 3,117,009,044
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,117,009,044
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.87%

C000033346
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 649,560,614
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$649,560,614
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.65%

C000033344
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$50	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 2,309,697,045
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.17%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,309,697,045
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4.17%

C000046995
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$47	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 4,283,877,023
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	6.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,283,877,023
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.82%

C000014754
Shareholder Report [Line Items]
Fund Name	NVIT Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") (formerly known as NVIT Amundi Multi Sector Bond Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 291,197,948
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	164.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$291,197,948
Number of Portfolio Holdings	307
Portfolio Turnover Rate	164.02%

C000014724
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 696,640,100
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	9.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

C000014725
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 696,640,100
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	9.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

C000014727
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 696,640,100
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	9.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$696,640,100
Number of Portfolio Holdings	176
Portfolio Turnover Rate	9.04%

C000014751
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 564,034,899
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	29.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

C000014752
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 564,034,899
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	29.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

C000014753
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 564,034,899
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	29.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$564,034,899
Number of Portfolio Holdings	102
Portfolio Turnover Rate	29.21%

C000154836
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Managed Global Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 325,958,049
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	1.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$325,958,049
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1.35%

C000060396
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 267,181,964
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	11.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

C000060397
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 267,181,964
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	11.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

C000244891
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 267,181,964
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	11.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,181,964
Number of Portfolio Holdings	10
Portfolio Turnover Rate	11.88%

C000060405
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,475,858,097
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	7.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

C000060404
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,475,858,097
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	7.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

C000244895
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,475,858,097
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	7.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,475,858,097
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7.45%

C000060400
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,853,341,662
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

C000060401
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,853,341,662
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

C000244893
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,853,341,662
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,853,341,662
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9.00%

C000060408
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 458,072,680
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

C000060409
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 458,072,680
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

C000244897
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 458,072,680
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$458,072,680
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.87%

C000139947
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 453,851,376
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$453,851,376
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.34%

C000125905
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 453,851,376
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	13.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$453,851,376
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.34%

C000139946
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,061,660,246
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	9.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,061,660,246
Number of Portfolio Holdings	15
Portfolio Turnover Rate	9.27%

C000125904
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,061,660,246
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	9.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,061,660,246
Number of Portfolio Holdings	15
Portfolio Turnover Rate	9.27%

C000060402
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,814,342,339
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

C000060403
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,814,342,339
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

C000244894
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,814,342,339
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,814,342,339
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8.60%

C000060398
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 471,215,284
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

C000060399
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 471,215,284
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

C000244892
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 471,215,284
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,215,284
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10.24%

C000060406
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 470,599,870
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	6.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

C000060407
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 470,599,870
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	6.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

C000244896
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$6	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%
AssetsNet	$ 470,599,870
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	6.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$470,599,870
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6.21%

C000074474
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,394,490,200
Holdings Count | Holding	517
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,394,490,200
Number of Portfolio Holdings	517
Portfolio Turnover Rate	6.40%

C000074472
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,394,490,200
Holdings Count | Holding	517
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,394,490,200
Number of Portfolio Holdings	517
Portfolio Turnover Rate	6.40%

C000074469
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 543,750,765
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	36.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

C000074470
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 543,750,765
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	36.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

C000220662
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 543,750,765
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	36.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

C000220661
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$45	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 543,750,765
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	36.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$543,750,765
Number of Portfolio Holdings	79
Portfolio Turnover Rate	36.73%

C000139944
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 2,271,796,996
Holdings Count | Holding	6,275
InvestmentCompanyPortfolioTurnover	37.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,271,796,996
Number of Portfolio Holdings	6,275
Portfolio Turnover Rate	37.04%

C000033502
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 2,271,796,996
Holdings Count | Holding	6,275
InvestmentCompanyPortfolioTurnover	37.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,271,796,996
Number of Portfolio Holdings	6,275
Portfolio Turnover Rate	37.04%

C000059800
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 96,726,117
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	96.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$96,726,117
Number of Portfolio Holdings	35
Portfolio Turnover Rate	96.62%

C000059801
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 96,726,117
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	96.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$96,726,117
Number of Portfolio Holdings	35
Portfolio Turnover Rate	96.62%

C000074475
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.97%
AssetsNet	$ 267,089,322
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	90.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000220664
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$46	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
AssetsNet	$ 267,089,322
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	90.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000220663
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$60	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.08%
AssetsNet	$ 267,089,322
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	90.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$267,089,322
Number of Portfolio Holdings	137
Portfolio Turnover Rate	90.22%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	91.3%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	7.6%

Top CountriesFootnote Reference2

Japan	19.3%
United Kingdom	17.9%
France	13.8%
United States	11.1%
Germany	10.3%
Australia	8.6%
Netherlands	6.1%
Ireland	2.8%
Spain	2.4%
Canada	1.5%
Other CountriesFootnote Reference#	6.2%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000059797
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,457,966,040
Holdings Count | Holding	723
InvestmentCompanyPortfolioTurnover	78.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

C000059798
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$42	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,457,966,040
Holdings Count | Holding	723
InvestmentCompanyPortfolioTurnover	78.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

C000112229
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 22, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$30	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,457,966,040
Holdings Count | Holding	723
InvestmentCompanyPortfolioTurnover	78.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

C000059799
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,457,966,040
Holdings Count | Holding	723
InvestmentCompanyPortfolioTurnover	78.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,457,966,040
Number of Portfolio Holdings	723
Portfolio Turnover Rate	78.66%

C000192909
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 89,780,105
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	18.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

C000192910
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$50	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 89,780,105
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	18.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

C000192911
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 89,780,105
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	18.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,780,105
Number of Portfolio Holdings	482
Portfolio Turnover Rate	18.19%

C000168057
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$78	1.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
AssetsNet	$ 149,546,185
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	98.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000014756
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$60	1.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 149,546,185
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	98.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000014757
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	1.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
AssetsNet	$ 149,546,185
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	98.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000075321
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$53	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 149,546,185
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	98.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$149,546,185
Number of Portfolio Holdings	53
Portfolio Turnover Rate	98.49%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

China	29.2%
Taiwan	13.1%
India	9.4%
South Korea	9.4%
Mexico	9.2%
Brazil	8.1%
South Africa	4.7%
Greece	3.9%
Hungary	3.1%
Peru	2.2%
Other Countries	7.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000014749
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term High Yield Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") (formerly known as NVIT Federated High Income Bond Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 86,243,484
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	103.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,243,484
Number of Portfolio Holdings	120
Portfolio Turnover Rate	103.82%

C000258083
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.63%
AssetsNet	$ 4,671,016
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	24.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,671,016
Number of Portfolio Holdings	150
Portfolio Turnover Rate	24.43%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	95.4%
Other assets in excess of liabilities	4.6%

Top CountriesFootnote Reference2

United States	67.3%
United Kingdom	5.6%
Japan	3.9%
Taiwan	3.0%
Sweden	2.1%
Spain	2.0%
Canada	1.8%
Italy	1.8%
Australia	1.8%
Germany	1.5%
Other Countries	9.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000258081
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$18	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,671,016
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	24.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,671,016
Number of Portfolio Holdings	150
Portfolio Turnover Rate	24.43%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	95.4%
Other assets in excess of liabilities	4.6%

Top CountriesFootnote Reference2

United States	67.3%
United Kingdom	5.6%
Japan	3.9%
Taiwan	3.0%
Sweden	2.1%
Spain	2.0%
Canada	1.8%
Italy	1.8%
Australia	1.8%
Germany	1.5%
Other Countries	9.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000014696
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 274,949,067
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

C000014697
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 274,949,067
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

C000014699
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$35	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 274,949,067
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

C000139942
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 274,949,067
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	28.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$274,949,067
Number of Portfolio Holdings	128
Portfolio Turnover Rate	28.84%

C000014718
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,321,150,849
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

C000079439
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,321,150,849
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

C000014719
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,321,150,849
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

C000014720
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class V
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 3,321,150,849
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

C000204950
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,321,150,849
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,321,150,849
Number of Portfolio Holdings	88
Portfolio Turnover Rate	-%

C000214896
Shareholder Report [Line Items]
Fund Name	NVIT GS Emerging Markets Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$53	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 561,016,390
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	70.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$561,016,390
Number of Portfolio Holdings	327
Portfolio Turnover Rate	70.62%

C000214897
Shareholder Report [Line Items]
Fund Name	NVIT GS International Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$45	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%
AssetsNet	$ 731,449,431
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	73.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$731,449,431
Number of Portfolio Holdings	318
Portfolio Turnover Rate	73.39%

C000214898
Shareholder Report [Line Items]
Fund Name	NVIT GS Large Cap Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,081,754,403
Holdings Count | Holding	275
InvestmentCompanyPortfolioTurnover	77.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,081,754,403
Number of Portfolio Holdings	275
Portfolio Turnover Rate	77.71%

C000214899
Shareholder Report [Line Items]
Fund Name	NVIT GS Small Cap Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$39	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 195,794,220
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	82.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$195,794,220
Number of Portfolio Holdings	528
Portfolio Turnover Rate	82.39%

C000014702
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
AssetsNet	$ 147,776,499
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	40.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,776,499
Number of Portfolio Holdings	242
Portfolio Turnover Rate	40.35%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	98.2%
Repurchase Agreement	1.5%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Japan	13.2%
China	8.9%
United Kingdom	8.2%
Canada	7.7%
France	6.2%
United States	5.7%
Taiwan	5.4%
Germany	5.3%
India	4.7%
South Korea	4.3%
Other CountriesFootnote Reference#	30.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000033125
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
AssetsNet	$ 147,776,499
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	40.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,776,499
Number of Portfolio Holdings	242
Portfolio Turnover Rate	40.35%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	98.2%
Repurchase Agreement	1.5%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Japan	13.2%
China	8.9%
United Kingdom	8.2%
Canada	7.7%
France	6.2%
United States	5.7%
Taiwan	5.4%
Germany	5.3%
India	4.7%
South Korea	4.3%
Other CountriesFootnote Reference#	30.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000139945
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
AssetsNet	$ 903,478,177
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

C000033506
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 903,478,177
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

C000033509
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class VIII
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$46	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
AssetsNet	$ 903,478,177
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

C000033505
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 903,478,177
Holdings Count | Holding	704
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$903,478,177
Number of Portfolio Holdings	704
Portfolio Turnover Rate	8.63%

C000014736
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$54	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 202,067,753
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	38.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$202,067,753
Number of Portfolio Holdings	102
Portfolio Turnover Rate	38.45%

C000014737
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
AssetsNet	$ 202,067,753
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	38.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$202,067,753
Number of Portfolio Holdings	102
Portfolio Turnover Rate	38.45%

C000014704
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$30	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 415,395,044
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	11.81%
C000112221
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 415,395,044
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	11.81%
C000074482
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,068,975,287
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	15.49%
C000112234
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,068,975,287
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	15.49%
C000074480
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,043,141,086
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	11.02%
C000112233
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,043,141,086
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	11.02%
C000014706
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 433,495,003
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	18.58%
C000112222
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 433,495,003
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	18.58%
C000139949
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 387,450,957
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	16.88%
C000125907
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 387,450,957
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	16.88%
C000139948
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 917,843,072
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	13.06%
C000125906
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 917,843,072
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	13.06%
C000014708
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,740,544,497
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	12.57%
C000112223
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,740,544,497
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	12.57%
C000014710
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,008,881,376
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	12.83%
C000112224
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,008,881,376
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	12.83%
C000014712
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 494,745,489
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	15.94%
C000112225
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 494,745,489
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	15.94%
C000203213
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 83,649,622
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$83,649,622
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5.65%

C000203214
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 83,649,622
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$83,649,622
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5.65%

C000203211
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 100,081,367
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	9.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,081,367
Number of Portfolio Holdings	16
Portfolio Turnover Rate	9.68%

C000203212
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 100,081,367
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	9.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,081,367
Number of Portfolio Holdings	16
Portfolio Turnover Rate	9.68%

C000258195
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$18	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.94%
AssetsNet	$ 14,624,685
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	34.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,624,685
Number of Portfolio Holdings	43
Portfolio Turnover Rate	34.86%

C000234864
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 14,624,685
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	34.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,624,685
Number of Portfolio Holdings	43
Portfolio Turnover Rate	34.86%

C000258088
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$5	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.25%
AssetsNet	$ 25,326,162
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	47.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$25,326,162
Number of Portfolio Holdings	133
Portfolio Turnover Rate	47.62%

C000258089
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$9	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.51%
AssetsNet	$ 25,326,162
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	47.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$25,326,162
Number of Portfolio Holdings	133
Portfolio Turnover Rate	47.62%

C000234865
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Innovators Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 8,461,316
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	50.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,461,316
Number of Portfolio Holdings	58
Portfolio Turnover Rate	50.73%

C000258197
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.68%
AssetsNet	$ 28,032,531
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	37.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

C000258196
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$14	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.78%
AssetsNet	$ 28,032,531
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	37.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

C000234866
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$23	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 28,032,531
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	37.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$28,032,531
Number of Portfolio Holdings	72
Portfolio Turnover Rate	37.44%

C000210766
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,166,777,783
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	20.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,166,777,783
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20.62%

C000210767
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,166,777,783
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	20.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,166,777,783
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20.62%

C000258198
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$17	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.95%
AssetsNet	$ 20,338,706
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	37.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$20,338,706
Number of Portfolio Holdings	62
Portfolio Turnover Rate	37.16%

C000234867
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 20,338,706
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	37.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$20,338,706
Number of Portfolio Holdings	62
Portfolio Turnover Rate	37.16%

C000059820
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 239,315,366
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	58.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$239,315,366
Number of Portfolio Holdings	131
Portfolio Turnover Rate	58.19%

C000059821
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 239,315,366
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	58.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$239,315,366
Number of Portfolio Holdings	131
Portfolio Turnover Rate	58.19%

C000059811
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 455,008,348
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	60.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$455,008,348
Number of Portfolio Holdings	234
Portfolio Turnover Rate	60.38%

C000059812
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 455,008,348
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	60.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$455,008,348
Number of Portfolio Holdings	234
Portfolio Turnover Rate	60.38%

C000059825
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,153,724,064
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	117.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

C000059826
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,153,724,064
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	117.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

C000059827
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,153,724,064
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	117.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,153,724,064
Number of Portfolio Holdings	490
Portfolio Turnover Rate	117.91%

C000138646
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,734,204,465
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,734,204,465
Number of Portfolio Holdings	9
Portfolio Turnover Rate	11.39%

C000138647
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 742,053,559
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	11.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$742,053,559
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11.86%

C000014721
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,222,927,462
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	6.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

C000014722
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$32	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,222,927,462
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	6.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

C000034093
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,222,927,462
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	6.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,222,927,462
Number of Portfolio Holdings	409
Portfolio Turnover Rate	6.34%

C000014739
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
AssetsNet	$ 188,787,524
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

C000014740
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$63	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.31%
AssetsNet	$ 188,787,524
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

C000014742
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$51	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
AssetsNet	$ 188,787,524
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	31.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,787,524
Number of Portfolio Holdings	417
Portfolio Turnover Rate	31.55%

C000014743
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
AssetsNet	$ 341,414,373
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	42.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

C000014744
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$64	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
AssetsNet	$ 341,414,373
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	42.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

C000014746
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
AssetsNet	$ 341,414,373
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	42.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$341,414,373
Number of Portfolio Holdings	489
Portfolio Turnover Rate	42.57%

C000258086
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$5	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.23%
AssetsNet	$ 16,906,816
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	33.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$16,906,816
Number of Portfolio Holdings	102
Portfolio Turnover Rate	33.33%

C000258085
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$10	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.48%
AssetsNet	$ 16,906,816
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	33.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$16,906,816
Number of Portfolio Holdings	102
Portfolio Turnover Rate	33.33%

C000059808
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 203,264,138
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	34.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,264,138
Number of Portfolio Holdings	53
Portfolio Turnover Rate	34.68%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	98.0%
Repurchase Agreements	4.8%
Other liabilities in excess of assets	-2.8%

Top CountriesFootnote Reference2

Japan	17.4%
Germany	16.5%
United Kingdom	11.0%
France	10.0%
Netherlands	9.1%
Switzerland	7.2%
United States	5.7%
Australia	4.5%
Hong Kong	3.1%
Denmark	2.4%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000059809
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$64	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
AssetsNet	$ 203,264,138
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	34.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,264,138
Number of Portfolio Holdings	53
Portfolio Turnover Rate	34.68%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Common Stocks	98.0%
Repurchase Agreements	4.8%
Other liabilities in excess of assets	-2.8%

Top CountriesFootnote Reference2

Japan	17.4%
Germany	16.5%
United Kingdom	11.0%
France	10.0%
Netherlands	9.1%
Switzerland	7.2%
United States	5.7%
Australia	4.5%
Hong Kong	3.1%
Denmark	2.4%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2025.

C000059822
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 200,062,350
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	52.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$200,062,350
Number of Portfolio Holdings	34
Portfolio Turnover Rate	52.43%

C000059823
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
AssetsNet	$ 200,062,350
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	52.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$200,062,350
Number of Portfolio Holdings	34
Portfolio Turnover Rate	52.43%

C000033129
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 4,617,150,657
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	0.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

C000033130
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 4,617,150,657
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	0.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

C000014735
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 4,617,150,657
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	0.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

C000034094
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 4,617,150,657
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	0.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,617,150,657
Number of Portfolio Holdings	510
Portfolio Turnover Rate	0.95%

C000033510
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 484,143,660
Holdings Count | Holding	2,116
InvestmentCompanyPortfolioTurnover	10.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$484,143,660
Number of Portfolio Holdings	2,116
Portfolio Turnover Rate	10.68%

C000033512
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$12	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 484,143,660
Holdings Count | Holding	2,116
InvestmentCompanyPortfolioTurnover	10.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$484,143,660
Number of Portfolio Holdings	2,116
Portfolio Turnover Rate	10.68%

C000216457
Shareholder Report [Line Items]
Fund Name	NVIT U.S. 130/30 Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,089,373,740
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	63.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,089,373,740
Number of Portfolio Holdings	289
Portfolio Turnover Rate	63.90%

C000059817
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$43	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 307,037,649
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	26.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,037,649
Number of Portfolio Holdings	77
Portfolio Turnover Rate	26.84%

C000059818
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 307,037,649
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	26.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,037,649
Number of Portfolio Holdings	77
Portfolio Turnover Rate	26.84%